SCHEDULE OF FINANCIAL INSTRUMENTS (Details)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)	Dec. 31, 2019 SGD ($)
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 1,178,542	$ 1,579,718	$ 1,874,640	$ 2,512,768	$ 885,272	$ 370,942
Financial assets at amortized cost		1,652,862		2,533,290	940,786
Trade and other payables		416,398		218,733
Lease liabilities		14,419		23,131	31,122
Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost		1,228,823		1,158,194	998,418
Convertible loans		3,401,237		2,310,757	2,323,423
Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Trade and other payables		410,798		210,253	341,034
Lease liabilities		14,419		23,131	31,122
Borrowings other than convertible loans		803,606		924,810	626,262
Financial assets at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Other receivables		73,144		20,522	55,514
Cash and cash equivalents		$ 1,579,718		$ 2,512,768	$ 885,272